Schedule of impacts on the financial statements (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)
DisclosureOfOperatingContextLineItems [Line Items]
Renegotiation of lease agreements – IFRS 16	R$ 27,701	[1]
Rights of use in PP&E	776,867
Lease liabilities	749,166
Gain on liabilities	27,701
Obligations from post-employment benefits reduced	41,524
Provision For Post Employment Benefits [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Provision for post-employment benefits	R$ 41,524	[2]

[1]	The Company signed renegotiations of its operating aircraft and engine lease agreements, with no purchase option, including postponement and deferral of payments, postponement of due dates and changes to the amounts due, which led to an increase in the rights of use in PP&E and lease liabilities of R$776,867 and R$749,166, respectively, resulting in a gain of R$27,701.
[2]	Given the abrupt changes in the macroeconomic scenario, the Company updated the actuarial studies that establish obligations from post-employment benefits, and - mainly due to the higher long-term interest rate and loss of plan experience - the balance related to such obligations was reduced by R$41,524 in Other comprehensive income (expense). For further details, see Note 23.